Share-Based Compensation - Narrative (Details) $ / shares in Units, $ in Thousands	2 Months Ended	12 Months Ended
	Feb. 28, 2019 shares	Dec. 31, 2019 USD ($) plan $ / shares shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 USD ($) $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock-based compensation plans | plan		3
Compensation expense | $		$ 6,896	$ 6,111	$ 10,888
Compensation cost related to nonvested management incentive plan shares, performance shares, and restricted stock/units not yet recognized | $		$ 3,600
Compensation cost not yet recognized, period for recognition		1 year 8 months 12 days
Management Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, granted (in shares) | shares		0
Award vesting period		3 years
Weighted average grant date fair value (in USD per share) | $ / shares				$ 85.44
Restricted Stock/Unit Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, granted (in shares) | shares	0	108,000
Weighted average grant date fair value (in USD per share) | $ / shares		$ 81.75	$ 69.16	$ 85.39
Restricted Stock/Unit Plan | Vesting Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage		40.00%
Restricted Stock/Unit Plan | Vesting Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage		30.00%
Restricted Stock/Unit Plan | Vesting Tranche Three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage		30.00%
Restricted Stock/Unit Plan | Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance measurement period		3 years
Compensation expense | $		$ 2,300	$ 2,100	$ 1,200
Number of shares, granted (in shares) | shares		57,500